Offerings - Offering: 1	Aug. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.01 per share)
Amount Registered | shares	2,430,000
Proposed Maximum Offering Price per Unit	3.5445
Maximum Aggregate Offering Price	$ 8,613,135.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,189.47
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement covers such additional and indeterminate number of shares of common stock (“Common Stock”) of Embecta Corp. (the “Registrant”) as may become issuable by reason of stock dividends, stock splits or similar transactions.

(2) Estimated solely for the purposes of determining the amount of the registration fee, in accordance with Rule 457(c) and 457(h) of the Securities Act, on the basis of the average of the high ($3.6189) and low ($3.47) sales prices per share of the Common Stock on the “when issued” trading market as reported on the NASDAQ Global Select Market on August 6, 2026.

(3) Represents shares of Common Stock issuable pursuant to awards granted under the Registrant’s 2022 Employee and Director Equity-Based Compensation Plan, as amended.

(4) The Registrant does not have any fee offsets.